Stockholders’ Equity/(Deficit) - Part 4 (Details) - USD ($)		1 Months Ended		3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Nov. 25, 2024	Dec. 31, 2024	May 31, 2024	Sep. 30, 2025	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2019	Aug. 10, 2025	May 24, 2025	May 01, 2025	Nov. 21, 2024	Oct. 30, 2024	Sep. 30, 2024	Jul. 31, 2024	Jul. 27, 2024	Apr. 30, 2024	Dec. 31, 2023
Stockholders’ Equity/(Deficit) [Line Items]
Vesting period						4 years
Warrants issued		39,808		115,216		115,216	39,808				5,813
Deferred salary (in Dollars)		$ 1					$ 1
Deferred payroll expense (in Dollars)					$ 79,275		848,908
Payment of deferred payroll expense (in Dollars)		457,730		$ 236,907		$ 98,000	457,730
Deferred payroll expense included in accrued liabilities (in Dollars)		391,179		233,547		233,547	391,179
Deferred compensation equity (in Dollars)		$ 1,894,615			1,894,615		$ 1,894,615
Contingent Legacy Shareholder Warrants [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Warrants issued	38,124	14,432					14,432
Warrants outstanding (in Dollars)				$ 8,828		$ 8,828							$ 8,828
$8 Contingent Legacy Shareholder Warrants [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Warrants issued	38,124	36,280		31,272		31,272	36,280
Exercise price of the warrant percentage	200.00%
Class of warrant exercise price (in Dollars per share)	$ 160	$ 160		$ 160		$ 160	$ 160
Share conversion threshold period	24 months
$12 Contingent Legacy Shareholder Warrants [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Warrants issued	76,248	72,560		62,544		62,544	72,560
Exercise price of the warrant percentage	300.00%
Class of warrant exercise price (in Dollars per share)	$ 240	$ 240		$ 240		$ 240	$ 240
Share conversion threshold period	42 months
$20 Contingent Legacy Shareholder Warrants [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Warrants issued	95,311	90,701		78,180		78,180	90,701
Exercise price of the warrant percentage	500.00%
Class of warrant exercise price (in Dollars per share)	$ 240	$ 240		$ 400		$ 400	$ 240
Share conversion threshold period	60 months
Equity Classified Warrants [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Warrants issued		99,864					99,864
$ 6.00 Warrant [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Warrants issued		83,333					83,333
Class of warrant exercise price (in Dollars per share)		$ 6					$ 6							$ 120
Warrants Exercised For $5 [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Warrants issued		9,850					9,850
Class of warrant exercise price (in Dollars per share)	$ 100																	$ 80
Two Thousand Twenty Four Series Point Convertible Whiskey Special Ops Two Thousand Twenty Four Notes Warrants [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Warrants issued	9,850	0					0
Warrants outstanding (in Dollars)																	$ 26,706
Warrants Reclassifed On IPO [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Class of warrant exercise price (in Dollars per share)	$ 80
Warrant outstanding	12,313
Variable Warrants [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Warrants issued																		1,786
Warrant [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Warrants issued		39,808					39,808											5,846
Class of warrant exercise price (in Dollars per share)	$ 0.2													120
Warrants, weighted-average remaining contractual term		1 year 10 months 6 days					1 year 10 months 6 days
Share-Based Payment Arrangement, Tranche One [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Class of warrant exercise price (in Dollars per share)									$ 20
Employees Directors Consultants [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Granted per share (in Dollars per share)			$ 80
Additional Paid-in Capital [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Share-based Compensation (in Dollars)								$ 4,892,110
Stock-based compensation, accrued but not yet awarded (in Dollars)								$ 312,500
Common Stock [Member] | $8 Contingent Legacy Shareholder Warrants [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Warrants issued	38,124
Class of warrant exercise price (in Dollars per share)	$ 160
Common Stock [Member] | $12 Contingent Legacy Shareholder Warrants [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Warrants issued	76,248
Share conversion threshold period	42 months
Common Stock [Member] | $20 Contingent Legacy Shareholder Warrants [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Warrants issued	95,311
Related Party [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Warrants issued											3,785
Weighted average remaining contractual term						3 years 10 months 28 days
Related Party [Member] | Contingent Legacy Shareholder Warrants [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Warrants issued	6,417	11,545					11,545
Related Party [Member] | $8 Contingent Legacy Shareholder Warrants [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Warrants issued	6,417	3,028		0		0	3,028
Weighted average remaining contractual term						1 year 3 months 29 days
Related Party [Member] | $12 Contingent Legacy Shareholder Warrants [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Warrants issued	12,835	90,701		0		0	90,701
Weighted average remaining contractual term						2 years 9 months 29 days
Related Party [Member] | $20 Contingent Legacy Shareholder Warrants [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Warrants issued	16,044	115,456		0		0	115,456
Weighted average remaining contractual term						4 years 7 months 2 days
Related Party [Member] | $ 6.00 Warrant [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Class of warrant exercise price (in Dollars per share)														$ 120	$ 120
Warrant outstanding														16,051
Related Party [Member] | Warrants Exercised For $5 [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Warrants issued	3,028																	3,028
Class of warrant exercise price (in Dollars per share)	$ 80																	$ 100
Warrant outstanding	3,785
Related Party [Member] | Warrants Reclassifed On IPO [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Warrant outstanding																		3,785
Related Party [Member] | Warrant [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Class of warrant exercise price (in Dollars per share)	$ 100
Related Party [Member] | Common Stock [Member] | $8 Contingent Legacy Shareholder Warrants [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Warrants issued	6,417
Related Party [Member] | Common Stock [Member] | $20 Contingent Legacy Shareholder Warrants [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Warrants issued	16,044
Related Party [Member] | Common Stock [Member] | Warrants Exercised For $5 [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Class of warrant exercise price (in Dollars per share)	$ 100
Restricted Stock Units (RSUs) [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Forfeited/Canceled/Expired			5,268
Granted shares			125
Granted per share (in Dollars per share)			$ 3,157.8			$ 3,157.8
Restricted stock unit expense (in Dollars)			$ 2,684,995
RSU shares settled			12,279
Deferred compensation equity (in Dollars)					$ 23,682
Restricted Stock Units (RSUs) [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Vesting period						180 days
Restricted Stock Units (RSUs) [Member] | Employees Directors Consultants [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Granted shares			11,726
Granted per share (in Dollars per share)			$ 80
Restricted Stock Units (RSUs) [Member] | 2019 Plan [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Forfeited/Canceled/Expired							26
Minimum [Member] | $20 Contingent Legacy Shareholder Warrants [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Warrants issued	16,044
Minimum [Member] | Related Party [Member] | Contingent Legacy Shareholder Warrants [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Weighted average remaining contractual term							1 year 10 months 20 days
Minimum [Member] | Related Party [Member] | $8 Contingent Legacy Shareholder Warrants [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Warrants issued		5,272					5,272
Minimum [Member] | Restricted Stock Units (RSUs) [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Vesting period						1 year		1 year
Granted shares			125
Maximum [Member] | $20 Contingent Legacy Shareholder Warrants [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Warrants issued	95,311
Maximum [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Vesting period			180 days
Maximum [Member] | Related Party [Member] | Contingent Legacy Shareholder Warrants [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Weighted average remaining contractual term							4 years 10 months 24 days
Maximum [Member] | Related Party [Member] | $20 Contingent Legacy Shareholder Warrants [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Warrants issued		14,432					14,432
Maximum [Member] | Restricted Stock Units (RSUs) [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Vesting period						4 years		4 years
Granted shares			553
Median [Member] | Related Party [Member] | Contingent Legacy Shareholder Warrants [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Weighted average remaining contractual term							3 years 4 months 20 days
Median [Member] | Related Party [Member] | $12 Contingent Legacy Shareholder Warrants [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Warrants issued		11,545					11,545
Previously Reported [Member] | $20 Contingent Legacy Shareholder Warrants [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Class of warrant exercise price (in Dollars per share)	$ 400	$ 400					$ 400
IPO [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Stock price (in Dollars per share)	80	$ 80					$ 80							$ 100
Class of warrant exercise price (in Dollars per share)	80
IPO [Member] | $8 Contingent Legacy Shareholder Warrants [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Class of warrant exercise price (in Dollars per share)	$ 160
IPO [Member] | $ 6.00 Warrant [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Class of warrant exercise price (in Dollars per share)														$ 120
IPO [Member] | Underwriter Warrants [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Warrants issued	4,851															4,218
Class of warrant exercise price (in Dollars per share)	$ 80
IPO [Member] | Two Thousand Twenty Four Series Point Convertible Whiskey Special Ops Two Thousand Twenty Four Notes Warrants [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Warrants issued	9,850
IPO [Member] | Warrants Reclassifed On IPO [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Warrant outstanding	12,313
IPO [Member] | Warrant [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Warrant outstanding	12,313
IPO [Member] | Common Stock [Member] | $8 Contingent Legacy Shareholder Warrants [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Class of warrant exercise price (in Dollars per share)	$ 160
IPO [Member] | Related Party [Member] | Warrant [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Warrants issued	3,028
Over-Allotment Option [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Underwriter fee as percentage of offering proceeds	5.00%
Over-Allotment Option [Member] | Underwriter Warrants [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Warrants issued	4,218											4,218
Class of warrant exercise price (in Dollars per share)	$ 80									$ 80
Underwriter fee as percentage of offering proceeds	15.00%